AFL-CIO
AFL-CIO HOUSING INVESTMENT TRUST PERFORMANCE                      HOUSING [LOGO]
as of April 30, 2007                                           INVESTMENT
                                                                    TRUST

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The Trust seeks to provide competitive risk-adjusted returns relative to its benchmark, the Lehman Brothers Aggregate Bond Index by investing in assets that provide premium income, while maintaining a portfolio risk profile comparable to its benchmark. This combination of investment and risk management has enabled the Trust to compile a successful record of performance and to attract additional funds to manage from both new and current participants.

The performance data provided represents past performance. Past performance is no guarantee of future results. Economic and market conditions change, and both will cause investment return, principal value and yield to fluctuate so that a Participant's units when redeemed may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current average annual total returns are available on this website.

Investors should consider the HIT's investment objectives, risks and expenses carefully before investing. A Prospectus containing more complete information may be obtained from the HIT by calling the Marketing Department at 202-331-8055, or by viewing the above-referenced link. The prospectus should be viewed carefully before investing.

NET ASSET GROWTH

                         April 30, 1997 - April 30, 2007

    [THE FOLLOWING TABLE WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED
                                   MATERIAL.]

                                        HIT Net Asset Value
                                               (In Billions)

                  Apr-97                               1.42
                  Apr-98                               1.75
                  Apr-99                               2.08
                  Apr-00                               2.20
                  Apr-01                               2.54
                  Apr-02                               2.83
                  Apr-03                               3.40
                  Apr-04                               3.55
                  Apr-05                               3.60
                  Apr-06                               3.47
                  Apr-07                               3.67

      o The Trust is a fixed-income fund in which historically the main component of the Trust's performance is interest income on investments. Apart from deducting operating expenses, all Trust income is distributed monthly to Participants.

      o Average net assets increased by approximately 11.0% for the period April 30, 1997 to April 30, 2007.

      o Approximately 87% of distributions are automatically reinvested by the Trust's Participants.

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ANNUAL RETURNS

                        For Period Ending April 30, 2007

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

                                           1 Year    3 Year    5 Year    10 Year
HIT Net Return(1)                           7.32%     4.54%     5.05%      6.53%
Lehman Brothers Aggregate Bond Index(2)     7.36%     4.40%     5.06%      6.35%

1) Returns shown reflect the net return of an investment for the specified periods (after the deduction of the Trust's expenses). The HIT does not assess a sales charge (load) on the purchase of Units of participation ("Units") in the Trust, any fee on the sale or redemption of Units, or any other exchange fee or account fee. Participants pay only for the actual administrative expenses of operating the Trust.

2) The Lehman Brothers Aggregate Bond Index is an unmanaged index and is not available for direct investment. Its returns would be lower if they reflected the expenses associated with active management of an actual portfolio.

The performance data provided represents past performance. Past performance is no guarantee of future results. Economic and market conditions change, and both will cause investment return, principal value and yield to fluctuate so that a Participant's units when redeemed may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

Investors should consider the HIT's investment objectives, risks and expenses carefully before investing. A Prospectus containing more complete information may be obtained from the HIT by calling the Marketing Department at 202-331-8055, or by viewing the above-referenced link. The prospectus should be viewed carefully before investing.

VALUE GROWTH OF $50,000 INVESTED

                        For Period Ending April 30, 2007

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL.]

                                Lehman Brothers
                              Aggregate Bond Index           HIT Net
             Apr-97                  50,000                  50,000
             Apr-98                  55,455                  55,800
             Apr-99                  58,934                  59,159
             Apr-00                  59,676                  59,800
             Apr-01                  67,067                  67,470
             Apr-02                  72,324                  73,582
             Apr-03                  79,893                  81,096
             Apr-04                  81,349                  82,389
             Apr-05                  85,625                  86,870
             Apr-06                  86,231                  87,709
             Apr-07                  92,579                  94,127

The chart shows the comparative value growth of $50,000 invested in the Trust (minimum initial investment) and its benchmark (theoretical values) over the course of ten years, assuming the reinvestment of all distributions.

PORTFOLIO ALLOCATION

            April 30, 2007 - Includes Funded and Unfunded Commitments

HIT Portfolio Allocation * - April 30, 2007

 [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

        Construction and Permanent Mortgages                        1.36%
        Multifamily Construction Mortgage-Backed Securities         6.59%
        Multifamily Permanent Mortgage-Backed Securities           50.64%
        Cash and Cash Equivalents                                   2.91%
        US Treasury Securities                                      1.99%
        Commercial MBS                                              4.92%
        Government Sponsored Enterprise Securities                  1.17%
        Single Family Mortgage-Backed Securities                   30.01%
        State Housing Finance Agency Securities                     0.41%
                                                                  ------
                                                                  100.00%

*     Includes funded and unfunded commitments

o Multifamily Construction Mortgage-Backed Securities: The Trust invests in fixed-income securities that finance the construction of multifamily properties. These securities generally have credit enhancements from FHA, Ginnie Mae (GNMA), or a letter of credit or repurchase guarantee from an entity rated "A" or better by Standard and Poor's. These securities generally fund over 12-24 months and upon completion of construction, a permanent security is issued. These securities typically generate yields above U.S. Treasury investments with comparable average lives and generally have significant prepayment protections.

o Multifamily Permanent Mortgage-Backed Securities: The Trust invests in securities that are either backed by permanent loans for multifamily properties or by loans for existing single family homes. These FHA, GNMA, Fannie Mae, or Freddie Mac credit enhanced investments typically generate yield spreads above U.S. Treasury investments with comparable average lives. Additionally, multifamily mortgage-backed securities generally have significant prepayment protections.

o State Housing Finance Agency Securities: The Trust invests in securities that are guaranteed or insured by a state or local housing finance agency ("A" rated or better or top tier by Standard and Poor's) and are backed by both construction and permanent loans for multifamily properties.

o Single Family Mortgage-Backed Securities: The Trust invests in securities that pool individual mortgages from single family homes. The interest and principal cash flows are passed through to the investor of the MBS net of any servicing fees. These Fannie Mae, GNMA, or Freddie Mac credit enhanced investments typically generate yield spreads above U.S. Treasury bonds. There is no prepayment protection on these securities meaning payments could be more than the scheduled amount.

o Construction and Permanent Mortgages: The Trust invests in loans used to finance the purchase, refinance or construction of a property.